UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Enhanced Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 94.5%
Australia 1.2%
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		440,000	429,000
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		595,000	681,112

(Cost $1,102,633)			1,110,112
Austria 0.3%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (Cost $270,000)		250,000	257,425
Barbados 0.2%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $214,500)		200,000	205,750
Bermuda 1.0%
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		300,000	271,785
Digicel Ltd., 144A, 8.25%, 9/1/2017		230,000	233,450
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	144,726
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	252,500
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,425

(Cost $1,042,400)			918,886
Brazil 0.3%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	173,940
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	105,655

(Cost $351,157)			279,595
British Virgin Islands 0.4%
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b) (Cost $409,013)		400,000	392,000
Canada 1.4%
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		5,000	4,338
144A, 5.625%, 6/1/2024		15,000	12,862
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	190,778
Cascades, Inc., 144A, 5.5%, 7/15/2022		25,000	25,125
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,038
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		55,000	46,750
144A, 7.0%, 2/15/2021		40,000	33,500
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		25,000	18,750
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,438
MEG Energy Corp., 144A, 7.0%, 3/31/2024		165,000	149,325
Novelis, Inc., 8.75%, 12/15/2020		310,000	332,475
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	25,687
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		250,000	164,375
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,450
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		120,000	131,400
Yamana Gold, Inc., 4.95%, 7/15/2024		160,000	162,049

(Cost $1,445,195)			1,328,340
Cayman Islands 1.9%
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	273,032
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	93,375
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		250,000	286,250
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		269,800	159,182
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		210,000	228,655
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	207,700
Transocean, Inc., 3.8%, 10/15/2022 (b)		370,000	272,875
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	156,375
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		150,000	163,125

(Cost $2,031,706)			1,840,569
Chile 0.6%
Cencosud SA, 144A, 4.875%, 1/20/2023		250,000	249,594
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		300,000	302,040

(Cost $545,584)			551,634
China 0.2%
Bank of China Ltd., 144A, 5.0%, 11/13/2024 (Cost $199,176)		200,000	212,550
Colombia 0.3%
Ecopetrol SA, 5.875%, 5/28/2045 (Cost $248,340)		250,000	240,000
Croatia 0.7%
Republic of Croatia, 144A, 6.75%, 11/5/2019 (Cost $707,055)		640,000	705,997
Dominican Republic 0.1%
Dominican Republic, 144A, 6.85%, 1/27/2045 (Cost $100,000)		100,000	101,000
El Salvador 0.3%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	102,500
144A, 7.65%, 6/15/2035		200,000	216,750

(Cost $312,000)			319,250
France 0.7%
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		365,000	376,868
Numericable-SFR, 144A, 6.25%, 5/15/2024		250,000	258,750

(Cost $628,125)			635,618
Germany 0.2%
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023 (Cost $205,500)		200,000	207,500
Hungary 0.3%
Republic of Hungary:
4.0%, 3/25/2019		200,000	210,000
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	99,133

(Cost $313,457)			309,133
Indonesia 1.0%
Pertamina Persero PT, 144A, 5.625%, 5/20/2043 (b)		500,000	493,750
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		500,000	473,750

(Cost $871,015)			967,500
Ireland 0.1%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019 (Cost $141,225)		140,000	141,050
Israel 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	249,990
Japan 6.7%
Japan Government Five Year Bond, Series 122, 0.1%, 12/20/2019 (Cost $6,393,333)	JPY	750,000,000	6,402,501
Kazakhstan 0.7%
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	504,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	203,235

(Cost $796,247)			707,735
Luxembourg 2.9%
ArcelorMittal, 6.125%, 6/1/2018		500,000	531,250
Evraz Group SA, 144A, 6.75%, 4/27/2018		1,000,000	800,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		290,000	286,375
7.5%, 4/1/2021		315,000	333,900
Intelsat Luxembourg SA, 7.75%, 6/1/2021		55,000	54,519
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		75,000	71,250
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	187,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		250,000	240,625
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	138,400
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	91,440
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,600

(Cost $3,120,380)			2,750,859
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $204,750)		200,000	178,000
Mauritius 0.3%
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (Cost $250,000)		250,000	252,500
Mexico 11.7%
Alpek SAB de CV, 144A, 5.375%, 8/8/2023 (b)		400,000	425,000
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		250,000	256,875
144A, 6.75%, 9/30/2022		200,000	226,076
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	505,000
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		200,000	200,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	140,250
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	402,000
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		200,000	204,460
United Mexican States:
3.6%, 1/30/2025		300,000	308,250
Series M, 4.75%, 6/14/2018	MXN	60,400,000	4,090,461
Series M 10, 8.5%, 12/13/2018	MXN	53,000,000	4,044,449
Series M 20, 8.5%, 5/31/2029	MXN	4,200,000	359,140

(Cost $12,562,656)			11,161,961
Netherlands 1.5%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	564,235
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	189,375
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		250,000	241,125
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	160,000
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	235,575

(Cost $1,500,473)			1,390,310
Panama 0.2%
Avianca Holdings SA, 144A, 8.375%, 5/10/2020 (Cost $212,200)		200,000	202,000
Paraguay 0.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017 (Cost $218,750)		200,000	204,000
Portugal 0.6%
Portugal Obrigacoes do Tesouro, 144A, REG S, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	543,584
Puerto Rico 0.0%
Popular, Inc., 7.0%, 7/1/2019 (Cost $25,000)		25,000	25,156
Slovenia 0.5%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,767
144A, 5.5%, 10/26/2022		200,000	231,000

(Cost $417,119)			445,767
South Africa 1.8%
Republic of South Africa, 5.875%, 9/16/2025 (Cost $1,676,100)		1,480,000	1,716,800
Sri Lanka 0.7%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	493,075
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,000

(Cost $701,500)			696,075
Turkey 1.3%
Republic of Turkey, 4.875%, 4/16/2043		250,000	261,537
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	250,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		500,000	490,000
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		250,000	239,775

(Cost $1,206,337)			1,241,312
United Arab Emirates 0.3%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $288,750)		250,000	292,500
United Kingdom 2.3%
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	68,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	202,029
144A, 4.125%, 9/27/2022 (b)		500,000	496,916
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	521,212
Barclays Bank PLC, 7.625%, 11/21/2022		590,000	658,219
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	111,917
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021		200,000	181,000

(Cost $2,411,844)			2,239,293
United States 50.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		10,000	10,450
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	149,975
ADT Corp.:
3.5%, 7/15/2022 (b)		25,000	22,625
5.25%, 3/15/2020 (b)		40,000	40,600
6.25%, 10/15/2021		15,000	15,895
AES Corp., 8.0%, 10/15/2017		4,000	4,475
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,600
American International Group, Inc., 4.375%, 1/15/2055		145,000	149,731
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,536,526	1,564,403
AmeriGas Finance LLC:
6.75%, 5/20/2020		30,000	31,200
7.0%, 5/20/2022		105,000	109,987
Antero Resources Corp., 144A, 5.125%, 12/1/2022 (b)		45,000	43,087
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		20,000	17,400
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,288
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		25,000	23,438
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	27,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	23,375
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		5,000	5,200
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		15,000	15,300
Bank of America Corp., 3.3%, 1/11/2023		100,000	102,178
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		55,000	59,058
5.165%, 8/1/2044		55,000	61,220
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	29,850
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	10,350
6.75%, 11/1/2020		15,000	11,025
Berry Plastics Corp., 5.5%, 5/15/2022		140,000	143,150
Big Heart Pet Brands, 7.625%, 2/15/2019 (b)		21,000	20,843
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,656
6.5%, 10/1/2020		5,000	5,286
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	26,212
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		50,000	32,000
California Resources Corp.:
144A, 5.0%, 1/15/2020		20,000	17,250
144A, 5.5%, 9/15/2021		43,000	36,120
144A, 6.0%, 11/15/2024		5,000	4,069
Calpine Corp.:
5.375%, 1/15/2023		35,000	35,350
5.75%, 1/15/2025		35,000	35,700
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		20,000	19,500
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		140,000	146,669
CDW LLC:
6.0%, 8/15/2022		35,000	36,750
8.5%, 4/1/2019		73,000	76,759
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,523
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		205,000	200,387
144A, 6.375%, 9/15/2020		90,000	93,600
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.467% *, 11/15/2030		1,500,000	1,503,039
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	17,400
Chiquita Brands International, Inc., 7.875%, 2/1/2021		8,000	8,680
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		275,000	289,266
8.75%, 3/15/2018 (b)		67,000	68,742
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,400
Series B, 6.5%, 11/15/2022		205,000	211,406
Series B, 7.625%, 3/15/2020		85,000	89,675
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		45,000	45,225
Community Health Systems, Inc.:
6.875%, 2/1/2022 (b)		325,000	345,191
7.125%, 7/15/2020		145,000	154,425
Concho Resources, Inc., 5.5%, 4/1/2023		25,000	25,000
Continental Resources, Inc., 3.8%, 6/1/2024		25,000	22,603
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		35,000	31,412
144A, 6.75%, 1/1/2020		25,000	24,688
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 5.806% *, 6/15/2038		28,098	29,237
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	10,200
CyrusOne LP, 6.375%, 11/15/2022		10,000	10,350
Dana Holding Corp., 5.5%, 12/15/2024		25,000	25,344
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	462,545
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.167% *, 3/15/2018		150,000	150,060
Delphi Corp., 5.0%, 2/15/2023		20,000	21,300
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,603
DISH DBS Corp.:
4.25%, 4/1/2018		25,000	25,438
5.0%, 3/15/2023		125,000	122,812
7.875%, 9/1/2019		105,000	119,175
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		5,000	5,150
E*TRADE Financial Corp., 6.375%, 11/15/2019		45,000	48,150
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	20,200
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		25,000	22,125
Endo Finance LLC:
144A, 5.375%, 1/15/2023		30,000	29,550
144A, 6.0%, 2/1/2025		20,000	20,438
Equinix, Inc., 5.375%, 4/1/2023		55,000	57,062
EV Energy Partners LP, 8.0%, 4/15/2019		155,000	134,462
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		65,000	73,546
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		878,730	107,745
"ZG", Series 4213, 3.5%, 6/15/2043		1,172,431	1,175,804
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		587,610	82,650
5.5%, 6/1/2035		1,541,887	1,733,720
"JS", Series 3572, Interest Only, 6.634% **, 9/15/2039		602,058	96,410
Federal National Mortgage Association:
3.0%, 8/1/2042 (c)		1,000,000	1,033,984
"4", Series 406, Interest Only, 4.0%, 9/25/2040		407,474	57,288
4.0%, 3/1/2042 (c)		6,400,000	6,853,500
5.5%, 8/1/2037		790,479	883,083
First Data Corp.:
144A, 6.75%, 11/1/2020		74,000	79,180
144A, 7.375%, 6/15/2019		225,000	235,969
144A, 8.75%, 1/15/2022		20,000	21,500
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN2, 3.77% *, 4/25/2024		500,000	469,287
Frontier Communications Corp.:
6.25%, 9/15/2021		20,000	20,600
6.875%, 1/15/2025		20,000	20,275
7.125%, 1/15/2023		145,000	150,437
8.5%, 4/15/2020		205,000	230,625
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,769
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	28,125
GenCorp, Inc., 7.125%, 3/15/2021		40,000	42,070
General Electric Co., 2.7%, 10/9/2022		310,000	319,352
Getty Images, Inc., 144A, 7.0%, 10/15/2020		15,000	10,500
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	48,271
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		392,878	409,950
"ZJ", Series 2013-106, 3.5%, 7/20/2043		73,357	73,814
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		1,840,267	132,788
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		470,110	78,578
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,192,150	104,474
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,473,717	93,113
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		465,433	72,240
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		592,786	95,664
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		392,334	67,417
7.0%, with various maturities from 1/15/2029 until 2/15/2029		47,080	55,295
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		10,000	9,875
Halcon Resources Corp., 8.875%, 5/15/2021 (b)		115,000	76,475
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	10,750
HCA, Inc.:
5.25%, 4/15/2025 (b)		15,000	16,350
5.375%, 2/1/2025		45,000	46,237
6.5%, 2/15/2020		270,000	303,750
7.5%, 2/15/2022		225,000	263,677
HD Supply, Inc., 11.5%, 7/15/2020		10,000	11,400
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		135,000	126,816
8.875%, 2/1/2018		25,000	21,438
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		30,000	27,000
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.072% *, 11/5/2030		1,024,884	1,023,605
"DFL", Series 2013-HLF, 144A, 2.922% *, 11/5/2030		620,843	620,068
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		140,000	151,449
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	16,238
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	21,375
7.625%, 6/15/2021		60,000	65,250
iHeartCommunications, Inc.:
9.0%, 12/15/2019		120,000	117,000
11.25%, 3/1/2021		20,000	20,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,825
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	35,394
6.25%, 5/15/2019		10,000	11,025
8.75%, 3/15/2017		95,000	105,702
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		50,000	51,500
144A, 8.25%, 2/1/2020		135,000	142,004
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	8,250
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	203,274
"A4", Series 2007-C1, 5.716%, 2/15/2051		753,025	810,040
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	30,750
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		696,085	718,631
Kinder Morgan, Inc.:
3.05%, 12/1/2019		120,000	121,101
5.55%, 6/1/2045		80,000	85,794
KLA-Tencor Corp., 4.65%, 11/1/2024		190,000	202,306
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		645,861	681,946
Level 3 Communications, Inc., 8.875%, 6/1/2019		85,000	89,887
Level 3 Financing, Inc.:
144A, 5.375%, 8/15/2022		110,000	111,650
6.125%, 1/15/2021		160,000	166,000
7.0%, 6/1/2020		90,000	95,850
Linn Energy LLC, 6.25%, 11/1/2019		50,000	38,125
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	32,025
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,400
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		35,000	31,850
Meritor, Inc., 6.75%, 6/15/2021		15,000	15,563
MGM Resorts International:
6.625%, 12/15/2021		200,000	210,000
6.75%, 10/1/2020		15,000	15,863
8.625%, 2/1/2019		70,000	78,925
Micron Technology, Inc., 144A, 5.25%, 8/1/2023 (c)		30,000	30,019
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021		50,000	25,875
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		30,000	31,725
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		115,000	126,474
Navient Corp., 5.5%, 1/25/2023		540,000	518,400
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		30,000	28,500
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	4,325
NRG Energy, Inc., Series WI, 6.25%, 5/1/2024		160,000	159,600
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		245,000	262,035
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		30,000	31,575
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		15,000	15,375
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	24,938
Ply Gem Industries, Inc., 6.5%, 2/1/2022		15,000	14,344
Polymer Group, Inc., 7.75%, 2/1/2019		68,000	70,380
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022 (c)		35,000	35,700
Regency Energy Partners LP, 5.0%, 10/1/2022		20,000	20,900
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	273,827
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		350,000	357,875
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		30,000	29,100
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		35,000	34,781
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		170,000	170,850
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,600
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	9,975
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	21,350
SESI LLC, 7.125%, 12/15/2021		70,000	70,175
Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (b)		10,000	3,975
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		20,000	20,500
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	31,800
Springs Industries, Inc., 6.25%, 6/1/2021		25,000	24,000
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	23,313
144A, 7.0%, 3/1/2020		40,000	43,600
144A, 9.0%, 11/15/2018		180,000	207,450
Sprint Corp., 7.125%, 6/15/2024		110,000	106,975
Starz LLC, 5.0%, 9/15/2019		15,000	15,263
T-Mobile U.S.A., Inc., 6.625%, 11/15/2020		205,000	213,149
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	25,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		10,000	9,750
Tenet Healthcare Corp., 6.25%, 11/1/2018		70,000	76,037
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		30,000	30,637
Tesoro Corp., 4.25%, 10/1/2017		15,000	15,450
The WhiteWave Foods Co., 5.375%, 10/1/2022		20,000	21,100
Time Warner Cable, Inc., 7.3%, 7/1/2038		125,000	175,199
Titan International, Inc., 6.875%, 10/1/2020		55,000	47,369
TransDigm, Inc.:
6.0%, 7/15/2022		115,000	114,712
7.5%, 7/15/2021		110,000	116,600
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		25,000	23,813
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	14,100
Tronox Finance LLC, 6.375%, 8/15/2020		25,000	24,750
U.S. Treasury Bill, 0.035% ***, 2/12/2015 (d)		1,243,000	1,242,996
U.S. Treasury Bond, 3.125%, 8/15/2044		109,000	129,352
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		5,586,000	5,641,860
1.0%, 9/30/2016		500,000	505,156
1.5%, 5/31/2019		875,000	889,629
1.625%, 6/30/2019		347,000	354,753
1.625%, 7/31/2019		300,000	306,516
1.625%, 12/31/2019		128,000	130,700
2.25%, 11/15/2024		928,000	975,560
2.5%, 5/15/2024		3,670,000	3,936,648
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	25,813
6.125%, 6/15/2023 (b)		20,000	20,775
7.625%, 4/15/2022		245,000	269,451
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		40,000	42,300
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		25,000	23,781
Windstream Corp.:
6.375%, 8/1/2023 (b)		20,000	18,425
7.5%, 4/1/2023		10,000	9,913
7.75%, 10/15/2020		375,000	389,062
7.75%, 10/1/2021		60,000	60,900
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		30,000	31,912
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		10,000	10,400
144A, 5.625%, 10/1/2024		5,000	5,363
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		10,000	10,375
Zayo Group LLC, 144A, 6.0%, 4/1/2023		20,000	20,100

(Cost $48,257,175)			48,577,523
Venezuela 0.2%
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021 (Cost $421,683)		500,000	175,713

Total Bonds (Cost $92,699,099)			90,177,488
Preferred Stock 0.0%
United States
Ally Financial, Inc., "G", 144A, 7.0% (Cost $19,438)		20	20,101

		Shares	Value ($)
Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $3,249,240)		3,249,240	3,249,240
Cash Equivalents 6.6%
Central Cash Management Fund, 0.06% (f) (Cost $6,257,691)		6,257,691	6,257,691

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,225,468) †		104.5	99,704,520
Other Assets and Liabilities, Net		(4.5)	(4,304,969)

Net Assets		100.0	95,399,551

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

**	These securities are shown at their current rate as of January 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $102,773,418.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $3,068,898.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,383,602 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,452,500.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $3,120,857, which is 3.3% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2015	30	3,926,250	126,760
Ultra Long U.S. Treasury Bond	USD	3/20/2015	50	8,946,875	206,122
Total unrealized appreciation					332,882

At January 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 4.48% - Pay Floating – 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000	1	5/5/2016	32,552	(1,693)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,953	(209)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	34,220	(209)
Total Call Options					87,725	(2,111)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,952	(15,260)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	7,395	(15,260)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000	1	5/5/2016	32,553	(163,431)
Pay Fixed - 2.615% -Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	2,100,000	3	12/2/2015	45,570	(236,530)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	2,600,000	1	8/6/2015	24,310	(290,921)
Pay Fixed - 2.675% -Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	2,100,000	3	11/9/2015	42,105	(257,325)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	2,600,000	2	6/3/2015	27,820	(355,760)
Pay Fixed - 2.88% - Receive Floating - 3-Month LIBOR	9/30/2015 9/30/2045	2,100,000	4	9/28/2015	43,938	(329,858)
Pay Fixed - 3.005% - Receive Floating - 3-Month LIBOR	3/6/2015 3/6/2045	2,600,000	1	3/4/2015	27,300	(476,204)
Total Put Options					271,943	(2,140,549)

Total					359,668	(2,142,660)

(h)	Unrealized depreciation on written options on interest rate swap contracts at January 31, 2015 was $1,782,992.
At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

1/28/2015 1/28/2045	2,900,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(591,828)	(591,828)
12/16/2015 9/18/2017	9,300,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(65,100)	(76,116)
12/16/2015 9/16/2020	19,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(504,087)	(523,638)
12/16/2015 9/16/2025	2,300,000	Floating — 3-Month LIBOR	Fixed — 2.64%	133,210	117,270
12/16/2015 9/17/2035	12,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	1,502,280	1,212,108
2/3/2015 2/3/2045	2,600,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(498,793)	(498,793)
12/16/2015 9/18/2045	4,300,000	Floating — 3-Month LIBOR	Fixed — 2.998%	700,009	557,324

Total net unrealized appreciation	196,327

At January 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/20/2013 9/20/2018	25,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	2,839	1,623	1,216
1/21/2015 3/20/2020	45,000	5	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	7,339	7,351	(12)

Total net unrealized appreciation	1,204

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley
5	Credit Suisse
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.

As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NZD	750,000	USD	585,295	2/5/2015	39,885	Australia & New Zealand Banking Group Ltd.
EUR	6,800,000	USD	8,493,894	2/10/2015	809,261	UBS AG
MXN	80,000,000	USD	5,637,109	2/10/2015	303,444	Citigroup, Inc.
MXN	60,000,000	USD	4,233,189	2/10/2015	232,941	JPMorgan Chase Securities, Inc.
EUR	5,000,000	USD	6,184,935	2/10/2015	534,470	JPMorgan Chase Securities, Inc.
EUR	5,000,000	USD	6,160,075	2/10/2015	509,610	Commonwealth Bank of Australia
USD	4,663,527	MXN	70,000,000	2/10/2015	3,430	Citigroup, Inc.
USD	6,386,354	EUR	5,700,000	2/10/2015	55,176	JPMorgan Chase Securities, Inc.
MXN	70,000,000	USD	4,712,115	2/10/2015	45,158	UBS AG
ZAR	34,600,000	USD	3,004,150	2/10/2015	36,225	UBS AG
EUR	5,700,000	USD	6,453,739	2/10/2015	12,209	BNP Paribas
CZK	1,539,000	USD	64,532	2/18/2015	1,866	UBS AG
EUR	235,000	USD	276,823	2/18/2015	11,238	UBS AG
SEK	864,000	USD	107,009	2/18/2015	2,574	UBS AG
USD	4,230,834	JPY	500,000,000	3/26/2015	29,845	Citigroup, Inc.
MXN	125,800,000	USD	8,506,422	3/31/2015	146,507	JPMorgan Chase Securities, Inc.
EUR	201,600	USD	238,922	4/13/2015	10,975	Societe Generale
NZD	496,700	USD	385,365	4/13/2015	26,412	Australia & New Zealand Banking Group Ltd.
Total unrealized appreciation					2,811,226

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	561,053	NZD	750,000	2/5/2015	(15,643)	Australia & New Zealand Banking Group Ltd.
USD	396,456	ZAR	4,600,000	2/10/2015	(1,877)	Citigroup, Inc.
USD	6,116,445	EUR	5,000,000	2/10/2015	(465,980)	JPMorgan Chase Securities, Inc.
USD	6,082,675	EUR	5,000,000	2/10/2015	(432,210)	Commonwealth Bank of Australia
USD	9,525,283	MXN	140,000,000	2/10/2015	(191,369)	UBS AG
USD	2,586,,697	ZAR	30,000,000	2/10/2015	(13,352)	Commonwealth Bank of Australia
USD	277,802	AUD	341,000	2/18/2015	(12,592)	UBS AG
USD	64,968	BRL	173,000	2/18/2015	(763)	UBS AG
CHF	65,000	USD	63,723	2/18/2015	(7,124)	UBS AG
JPY	20,274,000	USD	171,993	2/18/2015	(682)	UBS AG
USD	276,665	NZD	359,000	2/18/2015	(15,864)	UBS AG
USD	64,475	TRY	148,000	2/18/2015	(4,191)	UBS AG
USD	64,260	ZAR	743,000	2/18/2015	(607)	UBS AG
USD	479,299	INR	30,100,000	4/22/2015	(1,764)	Commonwealth Bank of Australia
Total unrealized depreciation					(1,164,018)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	TRY	Turkish Lira
HUF	Hungarian Forint	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Bonds	$—	$90,177,488	$—	$90,177,488
Preferred Stock	—	20,101	—	20,101
Short-Term Investments (i)	9,506,931	—	—	9,506,931
Derivatives (j)
Futures Contracts	332,882	—	—	332,882
Interest Rate Swap Contracts	—	1,886,702	—	1,886,702
Credit Default Swap Contracts		1,216		1,216
Forward Foreign Currency Exchange Contracts		2,811,226		2,811,226

Total	$9,839,813	$94,896,733	$—	$104,736,546

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Written Options	$—	$(2,142,660)	$—	$(2,142,660)
Interest Rate Swap Contracts		(1,690,375)		(1,690,375)
Credit Default Swap Contracts		(12)		(12)
Forward Foreign Currency Exchange Contracts

Total	$—	$(3,833,047)	$—	$(3,833,047)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$1,204	$—	$—
Foreign Exchange Contracts	$—	$—	$1,647,208	$—
Interest Rate Contracts	$332,882	$196,327	$—	$(1,782,992)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015